OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
Six months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$22,153	$4,660	$-	$26,813

Segment gain (loss)	$(7,332)	$351	$-	$(6,981)

Unallocated corporate expenses			$(1,518)	$(1,518)

Total operating loss				$(8,499)

Depreciation, amortization and impairment	$1,118	$73	$-	$1,191

Six months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$23,109	$2,627	$-	$25,736

Segment loss	$(1,842)	$(767)	$-	$(2,609)

Unallocated corporate expenses			$(2,759)	$(2,759)

Total operating loss				$(5,368)

Depreciation, amortization and impairment	$1,509	$78	$-	$1,587

Three months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$11,242	$3,508	$-	$14,750

Segment gain (loss)	$(2,824)	$667	$-	$(2,157)

Unallocated corporate expenses			$(712)	$(712)

Total operating loss				$(2,869)

Depreciation, amortization and impairment	$463	$48	$-	$511

Three months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$11,672	$1,535	$-	$13,207

Segment loss	$(225)	$(210)	$-	$(435)

Unallocated corporate expenses			$(1,317)	$(1,317)

Total operating loss				$(1,752)

Depreciation, amortization and impairment	$729	$49	$-	$778